EQUIPMENT (Tables)	12 Months Ended
Feb. 28, 2015
Property, Plant and Equipment [Abstract]
Equipment

Equipment consists of the following:

	Estimated Useful lives	February 28, 2015	February 28, 2014
Research equipment	7 years	$548,991	$165,537
Computer and software equipment	5 years	73,704	72,909
		622,695	238,446
Accumulated depreciation and amortization		(96,089)	(34,192)
Equipment, net		$526,606	$204,254

Capital lease obligations

Capital lease obligation and future payments of capital lease obligations as of February 28, 2015 were as follows:

Year Ending February 28,
(In thousands)
2016	$123,120
2017	123,120
2018	61,560
307,800
Less: amount representing interest	38,159
Capital lease obligations	269,641
Less: current portion	99,965
Noncurrent	$169,676